Stock Options (Details) - Schedule of terms of issuances	12 Months Ended
Dec. 31, 2020 $ / shares shares
Schedule of terms of issuances [Abstract]
Exercise Price | $ / shares	$ 0.075
Number of Options | shares	250,000
Vesting Terms	Immediately